ACCOUNTS PAYABLE AND OTHER (Tables)	12 Months Ended
Dec. 31, 2013
Payables and Accruals [Abstract]
Schedule of accounts payable and other

at December 31 (millions of Canadian dollars)	2013	2012
Trade payables	866	923
Fair value of derivative contracts (Note 23)	357	283
Dividends payable	338	320
Deferred Income Tax Liabilities (Note 16)	26	—
Regulatory Liabilities (Note 9)	7	100
Liabilities related to assets held for sale (Note 6)	5	—
Other	556	718
	2,155	2,344